Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Personnel Expenses
The Group recognized the following personnel expenses:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Wages and salaries
Research and development expenses	15,277	11,635	10,485
General and administrative expenses	6,968	3,596	2,233

Total Wages and salaries	22,245	15,231	12,718
Other employee benefits
Research and development expenses	2,624	2,035	1,920
General and administrative expenses	1,015	728	607

Total other employee benefits	3,639	2,763	2,527
Share-based compensation expense
Research and development expenses	14,546	1,556	238
General and administrative expenses	10,973	460	100

Total share-based compensation expense	25,519	2,016	338

Total	51,403	20,010	15,583